Shareholder Report, Holdings (Details) - C000247041	Jun. 30, 2025
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.00%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.30%
92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
68389X105 | Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CAT C380_20250818_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
02079K305Communications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
G0403H108Financials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
872540109Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
427866108Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.10%
98978V103Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
833034101Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
192446102Technology
Holdings [Line Items]
Percent of Net Asset Value	38.70%